UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® ESG Index 2025 Fund
BlackRock LifePath® ESG Index 2030 Fund
BlackRock LifePath® ESG Index 2035 Fund
BlackRock LifePath® ESG Index 2040 Fund
BlackRock LifePath® ESG Index 2045 Fund
BlackRock LifePath® ESG Index 2050 Fund
BlackRock LifePath® ESG Index 2055 Fund
BlackRock LifePath® ESG Index 2060 Fund
BlackRock LifePath® ESG Index 2065 Fund
BlackRock LifePath® ESG Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:10/31/2021

Date of reporting period: 10/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2021

2021 Annual Report

BlackRock Funds III

•  BlackRock LifePath® ESG Index Retirement Fund

•  BlackRock LifePath® ESG Index 2025 Fund

•  BlackRock LifePath® ESG Index 2030 Fund

•  BlackRock LifePath® ESG Index 2035 Fund

•  BlackRock LifePath® ESG Index 2040 Fund

•  BlackRock LifePath® ESG Index 2045 Fund

•  BlackRock LifePath® ESG Index 2050 Fund

•  BlackRock LifePath® ESG Index 2055 Fund

•  BlackRock LifePath® ESG Index 2060 Fund

•  BlackRock LifePath® ESG Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	10.91%	42.91%

U.S. small cap equities (Russell 2000® Index)	1.85	50.80

International equities (MSCI Europe, Australasia, Far East Index)	4.14	34.18

Emerging market equities (MSCI Emerging Markets Index)	(4.87)	16.96

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.06

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	1.59	(4.77)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.06	(0.48)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.33	2.76

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	2.36	10.53

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2021	LifePath ESG Index Funds

Portfolio Management Commentary

How did each Fund perform?

For the 12-month period ended October 31, 2021, each of the LifePath® ESG Index Funds (as defined below) across the vintages Retirement, 2025, 2030, 2035, 2040, 2050, 2055, 2060 and 2065 underperformed its respective custom benchmark. With respect to the 2045 vintage, Class K Shares outperformed its respective custom benchmark, while the Institutional Shares performed in line with the custom benchmark, and the Investor A Shares underperformed the custom benchmark.

What factors influenced performance?

The principal contributions to the Funds’ overall performance came from the underlying iShares ESG Aware MSCI USA ETF and iShares ESG Aware MSCI EAFE ETF, particularly in longer-dated vintages with greater allocations to equities and equity-like assets.

In terms of impact on overall performance, the iShares ESG U.S. Aggregate Bond ETF was the only detractor, particularly in shorter-dated vintages with greater allocations to fixed income assets.

Describe recent portfolio activity.

Each LifePath® ESG Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath® ESG Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath® ESG Index Funds were rebalanced in accordance with their updated strategic allocations. Daily cash flows were allocated to the underlying funds and instruments as appropriate.

Describe portfolio positioning at period end.

At period end, each of the LifePath® ESG Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

Glide Path Evolution

The BlackRock LifePath® ESG Index Retirement Fund along with the BlackRock LifePath® ESG Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to collectively as the “LifePath® ESG Index Funds”.

Under normal circumstances, the asset allocation of each LifePath ESG Index Fund will change over time according to a predetermined “glide path” as each LifePath ESG Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ESG Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ESG Index Fund, which may be a primary source of income after retirement. As each LifePath ESG Index Fund approaches its target date, its asset allocation will shift so that each LifePath ESG Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ESG Index Fund, and determine whether any changes are required to enable each LifePath ESG Index Fund to achieve its investment objective. Because the BlackRock LifePath ESG Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ESG Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ESG Index Fund, reallocations of each LifePath ESG Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath ESG Index Fund or achieve its investment objective.

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Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index Retirement Fund

Investment Objective

BlackRock LifePath® ESG Index Retirement Fund’s (“LifePath ESG Index Retirement Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index Retirement Fund will be broadly diversified across global asset classes.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The LifePath ESG Index Fund commenced operations on August 18, 2020.

(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index Retirement Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index Retirement Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	52.0%	8.0%	2.2%	0.3%	11.6%	1.4%	0.1%	0.4%	20.1%	3.9%
11/01/20 to 10/31/21	52.0	8.0	2.2	0.3	11.3	1.5	0.6	0.5	19.1	4.5

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.

(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index Retirement Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception (c)

Institutional	15.30%	13.03%
Investor A	15.02	12.72
Class K	15.35	13.09

LifePath® ESG Retirement Fund Custom Benchmark	15.50	11.03
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60%
Money Market Funds	46
Equity Funds	40
Liabilities in Excess of Other Assets	(46)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware U.S. Aggregate Bond ETF	52%
BlackRock Cash Funds: Institutional, SL Agency Shares	46
iShares ESG Aware MSCI USA ETF	19
iShares ESG Aware MSCI EAFE ETF	11
iShares TIPS Bond ETF	8
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	1
iShares ESG Aware MSCI EM ETF	1
iShares MSCI Emerging Markets Small-Cap ETF	—(a)

(a)	Rounds to less than 1% of net assets.

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Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2025 Fund

Investment Objective

BlackRock LifePath® ESG Index 2025 Fund’s (“LifePath ESG Index 2025 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2025 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2025 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	40.8%	7.3%	2.4%	1.2%	14.0%	1.9%	2.1%	0.5%	24.9%	4.9%
11/01/20 to 10/31/21	42.6	7.4	2.3	1.0	13.3	2.0	2.0	0.7	23.6	5.1

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2025 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	19.36%	16.78%
Investor A	19.19	16.47
Class K	19.42	16.85

LifePath® ESG Index 2025 Fund Custom Benchmark	19.75	14.13
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	51%
Equity Funds	49
Money Market Funds	4
Liabilities in Excess of Other Assets	(4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware U.S. Aggregate Bond ETF	43%
iShares ESG Aware MSCI USA ETF	23
iShares ESG Aware MSCI EAFE ETF	13
iShares TIPS Bond ETF	8
iShares ESG Aware MSCI USA Small-Cap ETF	5
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares Developed Real Estate Index Fund, Class K	2
iShares MSCI EAFE Small-Cap ETF	2
iShares ESG Aware MSCI EM ETF	2
iShares MSCI Canada ETF	1

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Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2030 Fund

Investment Objective

BlackRock LifePath® ESG Index 2030 Fund’s (“LifePath ESG Index 2030 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2030 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2030 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	29.9%	6.2%	3.0%	2.0%	17.5%	2.5%	2.6%	0.7%	29.9%	5.7%
11/01/20 to 10/31/21	31.5	6.4	2.9	1.8	16.6	2.5	2.5	0.9	29.1	5.8

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2030 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	24.34%	21.17%
Investor A	24.17	20.84
Class K	24.40	21.24

LifePath® ESG Index 2030 Fund Custom Benchmark	24.79	17.71
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	58%
Fixed-Income Funds	36
Money Market Funds	14
Liabilities in Excess of Other Assets	(8)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware U.S. Aggregate Bond ETF	30%
iShares ESG Aware MSCI USA ETF	28
iShares ESG Aware MSCI EAFE ETF	15
BlackRock Cash Funds: Institutional, SL Agency Shares	14
iShares TIPS Bond ETF	6
iShares ESG Aware MSCI USA Small-Cap ETF	5
iShares Developed Real Estate Index Fund, Class K	3
iShares MSCI EAFE Small-Cap ETF	2
iShares ESG Aware MSCI EM ETF	2
iShares MSCI Canada ETF	2

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Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2035 Fund

Investment Objective

BlackRock LifePath® ESG Index 2035 Fund’s (“LifePath ESG Index 2035 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2035 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2035 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index%(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)%(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	19.6%	4.9%	3.6%	3.0%	20.9%	3.1%	3.3%	0.9%	34.6%	6.1%
11/01/20 to 10/31/21	21.2	5.1	3.5	2.7	19.9	3.1	3.0	1.1	34.5	5.9

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2035 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	29.53%	25.72%
Investor A	29.24	25.40
Class K	29.59	25.78

LifePath® ESG Index 2035 Fund Custom Benchmark	29.74	21.15
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	73%
Money Market Funds	41
Fixed-Income Funds	27
Liabilities in Excess of Other Assets	(41)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

BlackRock Cash Funds: Institutional, SL Agency Shares	41%
iShares ESG Aware MSCI USA ETF	35
iShares ESG Aware U.S. Aggregate Bond ETF	22
iShares ESG Aware MSCI EAFE ETF	19
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares TIPS Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	3
iShares MSCI EAFE Small-Cap ETF	3
iShares ESG Aware MSCI EM ETF	3
iShares MSCI Canada ETF	3

12	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2040 Fund

Investment Objective

BlackRock LifePath® ESG Index 2040 Fund’s (“LifePath ESG Index 2040 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2040 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2040 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	10.8%	3.2%	4.2%	3.9%	23.9%	3.6%	3.9%	1.0%	39.1%	6.4%
11/01/20 to 10/31/21	12.2	3.5	4.1	3.5	23.0	3.6	3.4	1.2	39.4	6.1

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	13

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2040 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	34.16%	29.68%
Investor A	33.83	29.32
Class K	34.20	29.73

LifePath® ESG Index 2040 Fund Custom Benchmark	34.33	24.30
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	83%
Fixed-Income Funds	16
Money Market Funds	4
Liabilities in Excess of Other Assets	(3)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	40%
iShares ESG Aware MSCI EAFE ETF	22
iShares ESG Aware U.S. Aggregate Bond ETF	13
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	4
iShares MSCI EAFE Small-Cap ETF	4
BlackRock Cash Funds: Institutional, SL Agency Shares	4
iShares TIPS Bond ETF	3
iShares MSCI Canada ETF	3
iShares ESG Aware MSCI EM ETF	3

14	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2045 Fund

Investment Objective

BlackRock LifePath® ESG Index 2045 Fund’s (“LifePath ESG Index 2045 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2045 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2045 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	4.2%	1.6%	4.5%	4.6%	26.3%	4.0%	4.4%	1.1%	42.7%	6.6%
11/01/20 to 10/31/21	5.0	1.9	4.5	4.2	25.5	4.0	3.7	1.4	43.6	6.2

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	15

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2045 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	38.08%	33.07%
Investor A	37.74	32.70
Class K	38.15	33.14

LifePath® ESG Index 2045 Fund Custom Benchmark	38.08	26.86
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	92%
Money Market Funds	13
Fixed-Income Funds	7
Liabilities in Excess of Other Assets	(12)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	44%
iShares ESG Aware MSCI EAFE ETF	25
BlackRock Cash Funds: Institutional, SL Agency Shares	13
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares ESG Aware U.S. Aggregate Bond ETF	5
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	3
iShares TIPS Bond ETF	2

16	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2050 Fund

Investment Objective

BlackRock LifePath® ESG Index 2050 Fund’s (“LifePath ESG Index 2050 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2050 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2050 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	1.3%	0.5%	4.8%	4.9%	27.5%	4.2%	4.6%	1.2%	44.3%	6.7%
11/01/20 to 10/31/21	1.5	0.6	4.7	4.7	26.8	4.3	3.9	1.5	45.7	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	17

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2050 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	39.90%	34.68%
Investor A	39.49	34.25
Class K	39.96	34.76

LifePath® ESG Index 2050 Fund Custom Benchmark	40.07	28.20
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	97%
Money Market Funds	46
Fixed-Income Funds	2
Liabilities in Excess of Other Assets	(45)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	46%
BlackRock Cash Funds: Institutional, SL Agency Shares	46
iShares ESG Aware MSCI EAFE ETF	26
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares ESG Aware U.S. Aggregate Bond ETF	2
iShares MSCI Emerging Markets Small-Cap ETF	1

18	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2055 Fund

Investment Objective

BlackRock LifePath® ESG Index 2055 Fund’s (“LifePath ESG Index 2055 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2055 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2055 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	0.8%	0.2%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%
11/01/20 to 10/31/21	0.8	0.2	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	19

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2055 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	40.22%	35.00%
Investor A	40.05	34.65
Class K	40.29	35.07

LifePath® ESG Index 2055 Fund Custom Benchmark	40.46	28.47
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	98%
Money Market Funds	46
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(45)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	46%
BlackRock Cash Funds: Institutional, SL Agency Shares	46
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	4
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

20	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2060 Fund

Investment Objective

BlackRock LifePath® ESG Index 2060 Fund’s (“LifePath ESG Index 2060 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2060 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2060 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	0.9%	0.1%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%
11/01/20 to 10/31/21	0.9	0.1	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	21

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2060 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	40.24%	35.01%
Investor A	40.02	34.62
Class K	40.30	35.08

LifePath® ESG Index 2060 Fund Custom Benchmark	40.45	28.46
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%
Money Market Funds	45
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(45)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	47%
BlackRock Cash Funds: Institutional, SL Agency Shares	44
iShares ESG Aware MSCI EAFE ETF	27
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

22	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2021	BlackRock LifePath® ESG Index 2065 Fund

Investment Objective

BlackRock LifePath® ESG Index 2065 Fund’s (“LifePath ESG Index 2065 Fund” or the “LifePath ESG Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath ESG Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The	LifePath ESG Index Fund commenced operations on August 18, 2020.
(a)

The LifePath ESG Index Fund compares its performance to that of a customized weighted index (the “LifePath ESG Index 2065 Fund Custom Benchmark”) comprised of the indexes indicated below, which reflects the investment adviser’s changes to the benchmark’s weightings over time. The investment adviser adjusts the weightings of these indexes periodically based upon its evaluation and adjustment of the LifePath ESG Index Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath ESG Index 2065 Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg MSCI U.S. Aggregate ESG Focus Index(b)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)(c)	FTSE EPRA Nareit Developed Index	MSCI Canada Custom Capped Index	MSCI EAFE Extended ESG Focus Index	MSCI EAFE Small Cap Index	MSCI EM Extended ESG Focus Index	MSCI EM Small Cap Index	MSCI USA Extended ESG Focus Index	MSCI USA Small Cap Extended ESG Focus Index

08/18/20 to 10/31/20	1.0%	0.0%	4.8%	5.0%	27.7%	4.2%	4.7%	1.2%	44.6%	6.8%
11/01/20 to 10/31/21	1.0	0.0	4.8	4.8	27.1	4.3	4.0	1.5	46.2	6.3

(a)	The LifePath ESG Index Fund commenced operations on August 18, 2020.
(b)	Prior to August 24, 2021, the Bloomberg MSCI U.S. Aggregate ESG Focus Index was known as the Bloomberg Barclays MSCI U.S. Aggregate ESG Focus Index.
(c)

Prior to August 24, 2021, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) was known as the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

See “About Fund Performance” for descriptions of the indexes.

F U N D S U M M A R Y	23

Fund Summary as of October 31, 2021 (continued)	BlackRock LifePath® ESG Index 2065 Fund

Performance

	Average Annual Total Returns(a)(b)

		Since
	1 Year	Inception(c)

Institutional	40.24%	35.01%
Investor A	39.95	34.56
Class K	40.31	35.09

LifePath® ESG Index 2065 Fund Custom Benchmark	40.44	28.45
Bloomberg MSCI U.S. Aggregate ESG Focus Index	(0.47)	(0.90)
Bloomberg U.S. TIPS Index (Series-L)	7.07	5.72
FTSE EPRA Nareit Developed Index	42.12	28.19
MSCI Canada Custom Capped Index	50.80	31.99
MSCI EAFE Extended ESG Focus Index	35.36	21.91
MSCI EAFE Small Cap Index	35.77	26.02
MSCI EM Extended ESG Focus Index	18.26	15.70
MSCI EM Small Cap Index	44.29	35.29
MSCI USA Extended ESG Focus Index	43.71	31.85
MSCI USA Small Cap Extended ESG Focus Index	51.67	41.60

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)

LifePath ESG Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath ESG Index Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	99%
Money Market Funds	11
Fixed-Income Funds	1
Liabilities in Excess of Other Assets	(11)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

iShares ESG Aware MSCI USA ETF	47%
iShares ESG Aware MSCI EAFE ETF	27
BlackRock Cash Funds: Institutional, SL Agency Shares	11
iShares ESG Aware MSCI USA Small-Cap ETF	6
iShares Developed Real Estate Index Fund, Class K	5
iShares MSCI Canada ETF	5
iShares MSCI EAFE Small-Cap ETF	4
iShares ESG Aware MSCI EM ETF	4
iShares MSCI Emerging Markets Small-Cap ETF	1
iShares ESG Aware U.S. Aggregate Bond ETF	1

24	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on LifePath ESG Index Fund distributions or the redemption of LifePath ESG Index Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), LifePath ESG Index Funds’ Manager and Administrator respectively, have contractually and/or voluntarily agreed to waive and/or reimburse a portion of each LifePath ESG Index Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each LifePath ESG Index Fund’s performance would have been lower. With respect to each LifePath ESG Index Fund’s voluntary waiver(s), if any, the Manager and the Administrator are under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing their fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each LifePath ESG Index Fund’s contractual waiver(s), if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath ESG Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath ESG Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath ESG Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index ESG Funds’ changing asset allocations over time. As of October 31, 2021, the following indexes are used to calculate the LifePath ESG Index Funds’ custom benchmarks: Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index.

The Bloomberg MSCI U.S. Aggregate ESG Focus Index is an optimized fixed-income index designed to reflect the performance of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable ESG practices, while exhibiting risk and return characteristics similar to those of the Bloomberg U.S. Aggregate Bond Index. The Bloomberg U.S. TIPS Index (Series-L) is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI Canada Custom Capped Index is an index that is designed to measure the performance of the large and mid-cap segments of the Canadian market. The MSCI Canada Custom Capped Index uses a variation of MSCI 25/50 Indexes methodology. The MSCI EAFE Extended ESG Focus Index is an index based on the MSCI EAFE Index, its parent index, which includes securities across Developed Markets (DM) countries* around the world, excluding the US and Canada. The Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index. The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI EM Extended ESG Focus Index is an index based on the MSCI Emerging Markets Index, its parent index, which includes securities across Emerging Markets (EM) countries. The index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index. The MSCI EM Small Cap Index is an equity index which includes small cap representation across Emerging Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The MSCI USA Extended ESG Focus Index is an optimized equity index designed to reflect the equity performance of U.S. companies that have favorable ESG characteristics, while exhibiting risk and return characteristics similar to those of the MSCI USA Index. The MSCI USA Small Cap Extended ESG Focus Index is an index based on the MSCI USA Small Cap Index, its parent index, which includes small cap stocks across the U.S. equity markets. The Index is designed to maximize exposure to positive ESG factors while exhibiting risk and return characteristics similar to those of the MSCI USA Small Cap Index.

A B O U T F U N D P E R F O R M A N C E	25

Disclosure of Expenses

Shareholders of each LifePath ESG Index Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath ESG Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath ESG Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath ESG Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath ESG Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)

	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/21)	Ending Account Value (10/31/21)	Expenses Paid During the Period (b)	Annualized Expense Ratio

LifePath ESG Index Retirement Fund
Institutional	$ 1,000.00	$ 1,038.40	$ 0.62	$ 1,000.00	$ 1,024.60	$ 0.61	0.12%
Investor A	1,000.00	1,038.10	1.90	1,000.00	1,023.34	1.89	0.37
Class K	1,000.00	1,038.70	0.36	1,000.00	1,024.85	0.36	0.07

LifePath ESG Index 2025 Fund
Institutional	1,000.00	1,044.60	0.52	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,042.50	1.80	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,043.90	0.26	1,000.00	1,024.95	0.26	0.05

LifePath ESG Index 2030 Fund
Institutional	1,000.00	1,050.90	0.47	1,000.00	1,024.75	0.46	0.09
Investor A	1,000.00	1,049.70	1.76	1,000.00	1,023.49	1.73	0.34
Class K	1,000.00	1,051.20	0.21	1,000.00	1,025.00	0.20	0.04

LifePath ESG Index 2035 Fund
Institutional	1,000.00	1,060.00	0.36	1,000.00	1,024.85	0.36	0.07
Investor A	1,000.00	1,058.60	1.71	1,000.00	1,023.54	1.68	0.33
Class K	1,000.00	1,059.30	0.16	1,000.00	1,025.05	0.15	0.03

LifePath ESG Index 2040 Fund
Institutional	1,000.00	1,066.30	0.31	1,000.00	1,024.90	0.31	0.06
Investor A	1,000.00	1,064.80	1.61	1,000.00	1,023.64	1.58	0.31
Class K	1,000.00	1,066.30	0.05	1,000.00	1,025.16	0.05	0.01

LifePath ESG Index 2045 Fund
Institutional	1,000.00	1,072.20	0.26	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	1,071.30	1.57	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	1,072.50	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2050 Fund
Institutional	1,000.00	1,074.70	0.26	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	1,072.60	1.57	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	1,075.00	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2055 Fund
Institutional	1,000.00	1,075.50	0.26	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	1,074.20	1.57	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	1,074.90	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2060 Fund
Institutional	1,000.00	1,075.50	0.26	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	1,073.60	1.57	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	1,074.80	—	1,000.00	1,025.21	—	—

LifePath ESG Index 2065 Fund
Institutional	1,000.00	1,075.40	0.26	1,000.00	1,024.95	0.26	0.05
Investor A	1,000.00	1,073.30	1.57	1,000.00	1,023.69	1.53	0.30
Class K	1,000.00	1,075.70	—	1,000.00	1,025.21	—	—

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

(b)

For each class of the LifePath ESG Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

26	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.2%
iShares Developed Real Estate Index Fund, Class K	4,548	$52,944
iShares ESG Aware MSCI EAFE ETF	3,094	250,459
iShares ESG Aware MSCI EM ETF	358	14,989
iShares ESG Aware MSCI USA ETF(b)	4,073	429,294
iShares ESG Aware MSCI USA Small-Cap ETF	2,558	104,239
iShares MSCI Canada ETF(b)	151	5,916
iShares MSCI EAFE Small-Cap ETF(b)	431	32,864
iShares MSCI Emerging Markets Small-Cap ETF	165	10,083

		900,788

Fixed-Income Funds — 59.7%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	21,025	1,159,108
iShares TIPS Bond ETF	1,381	177,694

		1,336,802

Security	Shares	Value

Money Market Funds — 45.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,018,731	$1,019,240
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	8,145	8,145

		1,027,385

Total Investments — 145.7% (Cost: $3,070,465)		3,264,975

Liabilities in Excess of Other Assets — (45.7)%		(1,024,830)

Net Assets — 100.0%		$2,240,145

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$82,225	$937,043	(a)	$—	$ (36)	$8	$1,019,240	1,018,731	$1,734	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,984	4,161	(a)	—	—	—	8,145	8,145	1		—
iShares Developed Real Estate Index Fund, Class K	42,445	1,683		(7,090)	954	14,952	52,944	4,548	1,673		—
iShares ESG Aware MSCI EAFE ETF	229,985	8,156		(57,131)	5,578	63,871	250,459	3,094	5,437		—
iShares ESG Aware MSCI EM ETF	1,595	13,292		(128)	(13)	243	14,989	358	81		—
iShares ESG Aware MSCI USA ETF	383,389	15,004		(114,622)	16,553	128,970	429,294	4,073	5,151		—
iShares ESG Aware MSCI USA Small-Cap ETF	79,296	11,365		(21,810)	3,657	31,731	104,239	2,558	1,026		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,021,693	178,219		(21,114)	(545)	(19,145)	1,159,108	21,025	14,026		—
iShares MSCI Canada ETF	6,088	1,764		(3,917)	272	1,709	5,916	151	114		—
iShares MSCI EAFE Small-Cap ETF	25,798	134		(1,703)	278	8,357	32,864	431	533		—
iShares MSCI Emerging Markets Small-Cap ETF	7,185	52		(62)	10	2,898	10,083	165	203		—
iShares TIPS Bond ETF	158,166	16,206		(1,164)	(11)	4,497	177,694	1,381	6,631		—

					$26,697	$238,091	$3,264,975		$36,610		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$900,788	$—	$—	$900,788
Fixed-Income Funds	1,336,802	—	—	1,336,802
Money Market Funds	1,027,385	—	—	1,027,385

	$3,264,975	$—	$—	$3,264,975

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 49.1%
iShares Developed Real Estate Index Fund, Class K	5,607	$65,264
iShares ESG Aware MSCI EAFE ETF	4,650	376,417
iShares ESG Aware MSCI EM ETF	1,226	51,333
iShares ESG Aware MSCI USA ETF	6,402	674,771
iShares ESG Aware MSCI USA Small-Cap ETF(b)	3,696	150,612
iShares MSCI Canada ETF	731	28,641
iShares MSCI EAFE Small-Cap ETF(b)	734	55,968
iShares MSCI Emerging Markets Small-Cap ETF	300	18,333

		1,421,339

Fixed-Income Funds — 50.6%
iShares ESG Aware U.S. Aggregate Bond ETF	22,656	1,249,025
iShares TIPS Bond ETF	1,655	212,949

		1,461,974

Security	Shares	Value

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	107,665	$107,719
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,051	7,051

		114,770

Total Investments — 103.7% (Cost: $2,681,830)		2,998,083

Liabilities in Excess of Other Assets — (3.7)%		(106,225)

Net Assets — 100.0%		$ 2,891,858

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$107,723	(a)	$—	$(4)	$—	$107,719	107,665	$408	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010	3,041	(a)	—	—	—	7,051	7,051	9		—
iShares Developed Real Estate Index Fund, Class K	44,909	9,649		(7,612)	522	17,796	65,264	5,607	2,039		—
iShares ESG Aware MSCI EAFE ETF	269,121	87,624		(68,179)	1,470	86,381	376,417	4,650	7,505		—
iShares ESG Aware MSCI EM ETF	40,661	14,722		(10,251)	24	6,177	51,333	1,226	668		—
iShares ESG Aware MSCI USA ETF	478,585	147,474		(157,717)	9,071	197,358	674,771	6,402	7,625		—
iShares ESG Aware MSCI USA Small-Cap ETF	96,974	40,704		(33,615)	1,974	44,575	150,612	3,696	1,448		—
iShares ESG Aware U.S. Aggregate Bond ETF	806,101	471,449		(9,681)	(298)	(18,546)	1,249,025	22,656	13,230		—
iShares MSCI Canada ETF	21,176	6,589		(8,854)	291	9,439	28,641	731	504		—
iShares MSCI EAFE Small-Cap ETF	37,018	10,963		(4,978)	64	12,901	55,968	734	839		—
iShares MSCI Emerging Markets Small-Cap ETF	9,493	4,755		(123)	(2)	4,210	18,333	300	304		—
iShares TIPS Bond ETF	145,893	63,445		(1,164)	(11)	4,786	212,949	1,655	7,645		—

					$13,101	$365,077	$2,998,083		$42,224		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,421,339	$—	$—	$1,421,339
Fixed-Income Funds	1,461,974	—	—	1,461,974
Money Market Funds	114,770	—	—	114,770

	$2,998,083	$—	$—	$2,998,083

See notes to financial statements.

30	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 58.0%
iShares Developed Real Estate Index Fund, Class K	8,622	$100,362
iShares ESG Aware MSCI EAFE ETF(b)	6,926	560,660
iShares ESG Aware MSCI EM ETF	1,914	80,139
iShares ESG Aware MSCI USA ETF	9,506	1,001,932
iShares ESG Aware MSCI USA Small-Cap ETF	4,862	198,126
iShares MSCI Canada ETF	1,520	59,554
iShares MSCI EAFE Small-Cap ETF(b)	1,113	84,866
iShares MSCI Emerging Markets Small-Cap ETF	454	27,744

		2,113,383

Fixed-Income Funds — 36.3%
iShares ESG Aware U.S. Aggregate Bond ETF	20,033	1,104,419
iShares TIPS Bond ETF	1,714	220,541

		1,324,960

Security	Shares	Value

Money Market Funds — 13.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	493,871	$494,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	8,132	8,132

		502,250

Total Investments — 108.1% (Cost: $3,484,727)		3,940,593
Liabilities in Excess of Other Assets — (8.1)%		(296,017)

Net Assets — 100.0%		$3,644,576

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$494,129	(a)	$—	$(11)	$—	$494,118	493,871	$366	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,865	4,267	(a)	—	—	—	8,132	8,132	12		—
iShares Developed Real Estate Index Fund, Class K	57,036	31,038		(14,016)	757	25,547	100,362	8,622	3,151		—
iShares ESG Aware MSCI EAFE ETF	331,127	176,064		(64,828)	1,725	116,572	560,660	6,926	10,865		—
iShares ESG Aware MSCI EM ETF	51,098	26,090		(5,089)	255	7,785	80,139	1,914	942		—
iShares ESG Aware MSCI USA ETF	577,205	301,719		(159,925)	8,944	273,989	1,001,932	9,506	10,722		—
iShares ESG Aware MSCI USA Small-Cap ETF	114,980	61,064		(38,329)	3,765	56,646	198,126	4,862	1,895		—
iShares ESG Aware U.S. Aggregate Bond ETF	589,667	536,038		(5,218)	(168)	(15,900)	1,104,419	20,033	10,923		—
iShares MSCI Canada ETF	37,058	19,263		(16,969)	1,376	18,826	59,554	1,520	1,056		—
iShares MSCI EAFE Small-Cap ETF	48,408	24,177		(6,185)	340	18,126	84,866	1,113	1,245		—
iShares MSCI Emerging Markets Small-Cap ETF	12,279	9,691		(123)	(2)	5,899	27,744	454	445		—
iShares TIPS Bond ETF	123,727	93,239		(1,034)	(10)	4,619	220,541	1,714	7,556		—

					$16,971	$512,109	$3,940,593		$49,178		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Investment Companies
Equity Funds	$2,113,383	$—	$—	$2,113,383
Fixed-Income Funds	1,324,960	—	—	1,324,960
Money Market Funds	502,250	—	—	502,250

	$3,940,593	$—	$—	$3,940,593

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 73.0%
iShares Developed Real Estate Index Fund, Class K	7,711	$89,754
iShares ESG Aware MSCI EAFE ETF	6,107	494,361
iShares ESG Aware MSCI EM ETF	1,730	72,435
iShares ESG Aware MSCI USA ETF(b)	8,321	877,033
iShares ESG Aware MSCI USA Small-Cap ETF	3,640	148,330
iShares MSCI Canada ETF(b)	1,677	65,705
iShares MSCI EAFE Small-Cap ETF(b)	984	75,030
iShares MSCI Emerging Markets Small-Cap ETF	391	23,894

		1,846,542

Fixed-Income Funds — 26.8%
iShares ESG Aware U.S. Aggregate Bond ETF	10,002	551,410
iShares TIPS Bond ETF	997	128,284

		679,694

Security	Shares	Value

Money Market Funds — 41.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,041,377	$1,041,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	6,283	6,283

		1,048,181

Total Investments — 141.2% (Cost: $3,132,950)		3,574,417
Liabilities in Excess of Other Assets — (41.2)%		(1,043,383)

Net Assets — 100.0%		$2,531,034

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,041,969	(a)	$—	$(71)	$—	$1,041,898	1,041,377	$2,807	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,409	2,874	(a)	—	—	—	6,283	6,283	5		—
iShares Developed Real Estate Index Fund, Class K	68,216	3,075		(7,763)	1,105	25,121	89,754	7,711	2,847		—
iShares ESG Aware MSCI EAFE ETF	393,378	28,608		(52,076)	2,258	122,193	494,361	6,107	10,249		—
iShares ESG Aware MSCI EM ETF	58,491	14,968		(9,758)	968	7,766	72,435	1,730	900		—
iShares ESG Aware MSCI USA ETF	676,048	42,085		(116,377)	15,579	259,698	877,033	8,321	9,953		—
iShares ESG Aware MSCI USA Small-Cap ETF	120,755	7,272		(33,933)	6,196	48,040	148,330	3,640	1,561		—
iShares ESG Aware U.S. Aggregate Bond ETF	388,324	174,800		(3,515)	(114)	(8,085)	551,410	10,002	5,970		—
iShares MSCI Canada ETF	56,355	2,281		(18,446)	3,232	22,283	65,705	1,677	1,275		—
iShares MSCI EAFE Small-Cap ETF	59,797	2,594		(6,856)	763	18,732	75,030	984	1,187		—
iShares MSCI Emerging Markets Small-Cap ETF	15,806	1,901		(185)	(1)	6,373	23,894	391	446		—
iShares TIPS Bond ETF	97,680	28,366		(776)	(7)	3,021	128,284	997	4,660		—

					$29,908	$505,142	$3,574,417		$41,860		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Investment Companies
Equity Funds	$1,846,542	$—	$—	$1,846,542
Fixed-Income Funds	679,694	—	—	679,694
Money Market Funds	1,048,181	—	—	1,048,181

	$3,574,417	$—	$—	$3,574,417

See notes to financial statements.

34	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 83.3%
iShares Developed Real Estate Index Fund, Class K	9,843	$114,569
iShares ESG Aware MSCI EAFE ETF	7,697	623,072
iShares ESG Aware MSCI EM ETF	2,101	87,969
iShares ESG Aware MSCI USA ETF	10,452	1,101,641
iShares ESG Aware MSCI USA Small-Cap ETF	3,959	161,329
iShares MSCI Canada ETF(b)	2,390	93,640
iShares MSCI EAFE Small-Cap ETF(b)	1,299	99,049
iShares MSCI Emerging Markets Small-Cap ETF	540	32,999

		2,314,268

Fixed-Income Funds — 16.1%
iShares ESG Aware U.S. Aggregate Bond ETF	6,352	350,186
iShares TIPS Bond ETF	750	96,502

		446,688

Security	Shares	Value

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	98,308	$98,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	6,949	6,949

		105,307

Total Investments — 103.2% (Cost: $2,336,588)		2,866,263
Liabilities in Excess of Other Assets — (3.2)%		(90,094)

Net Assets — 100.0%		$2,776,169

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$98,476	(a)	$—	$(118)	$—	$98,358	98,308	$2,148	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,033	3,916	(a)	—	—	—	6,949	6,949	7		—
iShares Developed Real Estate Index Fund, Class K	78,638	10,993		(5,399)	296	30,041	114,569	9,843	3,364		—
iShares ESG Aware MSCI EAFE ETF	447,924	69,948		(39,558)	1,790	142,968	623,072	7,697	12,006		—
iShares ESG Aware MSCI EM ETF	66,355	36,269		(24,004)	1,087	8,262	87,969	2,101	1,056		—
iShares ESG Aware MSCI USA ETF	765,140	117,636		(101,595)	10,669	309,791	1,101,641	10,452	11,754		—
iShares ESG Aware MSCI USA Small-Cap ETF	127,320	15,351		(39,223)	6,357	51,524	161,329	3,959	1,699		—
iShares ESG Aware U.S. Aggregate Bond ETF	213,741	143,532		(2,031)	(66)	(4,990)	350,186	6,352	3,473		—
iShares MSCI Canada ETF	73,322	10,591		(24,969)	4,501	30,195	93,640	2,390	1,690		—
iShares MSCI EAFE Small-Cap ETF	71,188	12,135		(7,676)	909	22,493	99,049	1,299	1,426		—
iShares MSCI Emerging Markets Small-Cap ETF	19,595	5,675		(186)	(3)	7,918	32,999	540	553		—
iShares TIPS Bond ETF	64,493	30,494		(518)	(5)	2,038	96,502	750	3,287		—

					$25,417	$600,240	$2,866,263		$42,463		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,314,268	$—	$—	$2,314,268
Fixed-Income Funds	446,688	—	—	446,688
Money Market Funds	105,307	—	—	105,307

	$2,866,263	$—	$—	$2,866,263

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 91.8%
iShares Developed Real Estate Index Fund, Class K	11,128	$129,530
iShares ESG Aware MSCI EAFE ETF	8,730	706,693
iShares ESG Aware MSCI EM ETF	2,410	100,907
iShares ESG Aware MSCI USA ETF	11,790	1,242,666
iShares ESG Aware MSCI USA Small-Cap ETF	4,091	166,708
iShares MSCI Canada ETF(b)	2,934	114,954
iShares MSCI EAFE Small-Cap ETF(b)	1,479	112,774
iShares MSCI Emerging Markets Small-Cap ETF	623	38,072

		2,612,304

Fixed-Income Funds — 7.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	2,729	150,450
iShares TIPS Bond ETF	406	52,240

		202,690

Security	Shares	Value

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	374,452	$374,640
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,548	7,548

		382,188

Total Investments — 112.3% (Cost: $2,590,519)		3,197,182
Liabilities in Excess of Other Assets — (12.3)%		(351,134)

Net Assets — 100.0%		$2,846,048

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$374,769	(a)	$—	$(129)	$—	$374,640	374,452	$2,956	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,732	4,816	(a)	—	—	—	7,548	7,548	9		—
iShares Developed Real Estate Index Fund, Class K	86,028	11,187		(1,532)	9	33,838	129,530	11,128	3,821		—
iShares ESG Aware MSCI EAFE ETF	491,340	99,145		(44,856)	581	160,483	706,693	8,730	13,658		—
iShares ESG Aware MSCI EM ETF	72,408	51,284		(32,577)	1,298	8,494	100,907	2,410	1,203		—
iShares ESG Aware MSCI USA ETF	835,998	148,696		(101,565)	4,842	354,695	1,242,666	11,790	13,065		—
iShares ESG Aware MSCI USA Small-Cap ETF	132,250	17,263		(42,897)	6,253	53,839	166,708	4,091	1,762		—
iShares ESG Aware U.S. Aggregate Bond ETF	84,150	71,110		(2,928)	(79)	(1,803)	150,450	2,729	1,440		—
iShares MSCI Canada ETF	88,675	11,402		(26,756)	4,195	37,438	114,954	2,934	2,017		—
iShares MSCI EAFE Small-Cap ETF	78,363	15,565		(7,523)	800	25,569	112,774	1,479	1,633		—
iShares MSCI Emerging Markets Small-Cap ETF	21,075	8,597		(549)	(12)	8,961	38,072	623	626		—
iShares TIPS Bond ETF	31,933	19,981		(773)	(9)	1,108	52,240	406	1,808		—

					$17,749	$682,622	$3,197,182		$43,998		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,612,304	$—	$—	$2,612,304
Fixed-Income Funds	202,690	—	—	202,690
Money Market Funds	382,188	—	—	382,188

	$3,197,182	$—	$—	$3,197,182

See notes to financial statements.

38	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 96.8%
iShares Developed Real Estate Index Fund, Class K	11,154	$129,836
iShares ESG Aware MSCI EAFE ETF	8,948	724,341
iShares ESG Aware MSCI EM ETF	2,450	102,581
iShares ESG Aware MSCI USA ETF(b)	12,034	1,268,383
iShares ESG Aware MSCI USA Small-Cap ETF	3,969	161,737
iShares MSCI Canada ETF(b)	3,145	123,221
iShares MSCI EAFE Small-Cap ETF(b)	1,537	117,196
iShares MSCI Emerging Markets Small-Cap ETF	644	39,355

		2,666,650

Fixed-Income Funds — 2.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	746	41,127
iShares TIPS Bond ETF	124	15,955

		57,082

Security	Shares	Value

Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,257,772	$1,258,401
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,424	7,424

		1,265,825

Total Investments — 144.8% (Cost: $3,356,802)		3,989,557
Liabilities in Excess of Other Assets — (44.8)%		(1,234,878)

Net Assets — 100.0%		$2,754,679

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$71,832	$1,186,708	(a)	$—	$(146)	$7	$1,258,401	1,257,772	$2,557	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,568	4,856	(a)	—	—	—	7,424	7,424	7		—
iShares Developed Real Estate Index Fund, Class K	90,007	5,711		(880)	12	34,986	129,836	11,154	3,908		—
iShares ESG Aware MSCI EAFE ETF	512,987	66,383		(22,865)	462	167,374	724,341	8,948	14,277		—
iShares ESG Aware MSCI EM ETF	75,669	50,496		(33,585)	1,256	8,745	102,581	2,450	1,254		—
iShares ESG Aware MSCI USA ETF	872,394	93,178		(70,269)	3,587	369,493	1,268,383	12,034	13,666		—
iShares ESG Aware MSCI USA Small-Cap ETF	134,430	8,295		(41,753)	7,052	53,713	161,737	3,969	1,790		—
iShares ESG Aware U.S. Aggregate Bond ETF	24,684	17,373		(329)	(11)	(590)	41,127	746	412		—
iShares MSCI Canada ETF	96,298	10,031		(28,432)	4,441	40,883	123,221	3,145	2,198		—
iShares MSCI EAFE Small-Cap ETF	80,869	12,462		(3,535)	335	27,065	117,196	1,537	1,698		—
iShares MSCI Emerging Markets Small-Cap ETF	22,120	8,095		(308)	(7)	9,455	39,355	644	657		—
iShares TIPS Bond ETF	9,392	6,392		(130)	(1)	302	15,955	124	540		—

					$16,980	$711,433	$3,989,557		$42,964		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,666,650	$—	$—	$2,666,650
Fixed-Income Funds	57,082	—	—	57,082
Money Market Funds	1,265,825	—	—	1,265,825

	$3,989,557	$—	$—	$3,989,557

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 97.8%
iShares Developed Real Estate Index Fund, Class K	11,075	$128,914
iShares ESG Aware MSCI EAFE ETF	8,863	717,460
iShares ESG Aware MSCI EM ETF	2,342	98,060
iShares ESG Aware MSCI USA ETF(b)	11,912	1,255,525
iShares ESG Aware MSCI USA Small-Cap ETF	3,836	156,317
iShares MSCI Canada ETF(b)	3,141	123,064
iShares MSCI EAFE Small-Cap ETF(b)	1,527	116,434
iShares MSCI Emerging Markets Small-Cap ETF	635	38,805

		2,634,579

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	389	21,445
iShares TIPS Bond ETF	55	7,077

		28,522

Security	Shares	Value

Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,229,862	$1,230,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,183	7,183

		1,237,660

Total Investments — 144.8% (Cost: $3,271,599)		3,900,761
Liabilities in Excess of Other Assets — (44.8)%		(1,207,646)

Net Assets — 100.0%		$2,693,115

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional,SL Agency Shares	$123,969	$1,106,692	(a)	$—	$(196)	$12	$1,230,477	1,229,862	$2,811	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,572	4,611	(a)	—	—	—	7,183	7,183	6		—
iShares Developed Real Estate Index Fund, Class K	90,679	3,959		(776)	10	35,042	128,914	11,075	3,876		—
iShares ESG Aware MSCI EAFE ETF	517,023	54,448		(22,586)	662	167,913	717,460	8,863	14,239		—
iShares ESG Aware MSCI EM ETF	75,923	54,342		(42,167)	1,063	8,899	98,060	2,342	1,246		—
iShares ESG Aware MSCI USA ETF	877,827	79,023		(74,613)	5,848	367,440	1,255,525	11,912	13,626		—
iShares ESG Aware MSCI USA Small-Cap ETF	134,811	6,413		(45,618)	8,782	51,929	156,317	3,836	1,776		—
iShares ESG Aware U.S. Aggregate Bond ETF	16,830	5,069		(110)	(4)	(340)	21,445	389	247		—
iShares MSCI Canada ETF	97,939	8,849		(29,387)	4,813	40,850	123,064	3,141	2,222		—
iShares MSCI EAFE Small-Cap ETF	81,438	11,183		(3,741)	394	27,160	116,434	1,527	1,700		—
iShares MSCI Emerging Markets Small-Cap ETF	22,469	7,230		(247)	(5)	9,358	38,805	635	651		—
iShares TIPS Bond ETF	3,757	3,199		—	—	121	7,077	55	190		—

					$21,367	$708,384	$3,900,761		$42,590		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,634,579	$—	$—	$2,634,579
Fixed-Income Funds	28,522	—	—	28,522
Money Market Funds	1,237,660	—	—	1,237,660

	$3,900,761	$—	$—	$3,900,761

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Developed Real Estate Index Fund, Class K	11,996	$139,634
iShares ESG Aware MSCI EAFE ETF	9,722	786,996
iShares ESG Aware MSCI EM ETF	2,637	110,411
iShares ESG Aware MSCI USA ETF(b)	13,079	1,378,527
iShares ESG Aware MSCI USA Small-Cap ETF	4,227	172,250
iShares MSCI Canada ETF(b)	3,458	135,484
iShares MSCI EAFE Small-Cap ETF(b)	1,664	126,880
iShares MSCI Emerging Markets Small-Cap ETF	708	43,266

		2,893,448

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	500	27,565
iShares TIPS Bond ETF	27	3,474

		31,039

Security	Shares	Value

Money Market Funds — 44.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	1,304,111	$1,304,763
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	9,471	9,471

		1,314,234

Total Investments — 144.6% (Cost: $3,588,434)		4,238,721

Liabilities in Excess of Other Assets — (44.6)%		(1,306,381)

Net Assets — 100.0%		$2,932,340

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$140,027	$1,164,892	(a)	$—	$(170)	$14	$1,304,763	1,304,111	$3,169	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,615	6,856	(a)	—	—	—	9,471	9,471	8		—
iShares Developed Real Estate Index Fund, Class K	90,765	14,059		(726)	(9)	35,545	139,634	11,996	4,044		—
iShares ESG Aware MSCI EAFE ETF	516,901	121,678		(22,115)	485	170,047	786,996	9,722	14,516		—
iShares ESG Aware MSCI EM ETF	75,995	61,064		(36,424)	1,099	8,677	110,411	2,637	1,277		—
iShares ESG Aware MSCI USA ETF	877,604	197,201		(79,417)	2,478	380,661	1,378,527	13,079	14,165		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,029	18,476		(42,587)	5,746	55,586	172,250	4,227	1,834		—
iShares ESG Aware U.S. Aggregate Bond ETF	19,074	8,867		—	—	(376)	27,565	500	279		—
iShares MSCI Canada ETF	97,939	21,988		(31,568)	4,529	42,596	135,484	3,458	2,236		—
iShares MSCI EAFE Small-Cap ETF	80,869	20,112		(1,657)	181	27,375	126,880	1,664	1,730		—
iShares MSCI Emerging Markets Small-Cap ETF	22,338	11,609		—	—	9,319	43,266	708	660		—
iShares TIPS Bond ETF	2,129	1,266		—	—	79	3,474	27	124		—

					$14,339	$729,523	$4,238,721		$44,042		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,893,448	$—	$—	$2,893,448
Fixed-Income Funds	31,039	—	—	31,039
Money Market Funds	1,314,234	—	—	1,314,234

	$4,238,721	$—	$—	$4,238,721

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments October 31, 2021	BlackRock LifePath® ESG Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 98.7%
iShares Developed Real Estate Index Fund, Class K	11,111	$129,338
iShares ESG Aware MSCI EAFE ETF	8,878	718,674
iShares ESG Aware MSCI EM ETF	2,349	98,352
iShares ESG Aware MSCI USA ETF(b)	11,930	1,257,422
iShares ESG Aware MSCI USA Small-Cap ETF	3,845	156,684
iShares MSCI Canada ETF(b)	3,155	123,613
iShares MSCI EAFE Small-Cap ETF(b)	1,529	116,586
iShares MSCI Emerging Markets Small-Cap ETF	636	38,866

		2,639,535

Fixed-Income Funds — 1.1%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	514	28,337

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	294,800	294,947
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	7,003	7,003

		301,950

Total Investments — 111.1% (Cost: $2,340,448)		2,969,822

Liabilities in Excess of Other Assets — (11.1)%		(296,878)

Net Assets — 100.0%		$2,672,944

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$295,089	(a)	$—	$(142)	$—	$294,947	294,800	$3,234	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,538	4,465	(a)	—	—	—	7,003	7,003	6		—
iShares Developed Real Estate Index Fund, Class K	90,765	4,258		(780)	11	35,084	129,338	11,111	3,882		—
iShares ESG Aware MSCI EAFE ETF	516,840	64,577		(31,398)	739	167,916	718,674	8,878	14,212		—
iShares ESG Aware MSCI EM ETF	76,358	51,514		(39,492)	1,065	8,907	98,352	2,349	1,249		—
iShares ESG Aware MSCI USA ETF	877,306	102,122		(95,819)	6,454	367,359	1,257,422	11,930	13,651		—
iShares ESG Aware MSCI USA Small-Cap ETF	135,247	5,967		(45,329)	8,762	52,037	156,684	3,845	1,782		—
iShares ESG Aware U.S. Aggregate Bond ETF	20,757	8,010		—	—	(430)	28,337	514	305		—
iShares MSCI Canada ETF	97,939	9,797		(30,287)	5,196	40,968	123,613	3,155	2,209		—
iShares MSCI EAFE Small-Cap ETF	81,040	10,513		(2,430)	140	27,323	116,586	1,529	1,706		—
iShares MSCI Emerging Markets Small-Cap ETF	22,512	7,601		(622)	(5)	9,380	38,866	636	651		—

					$22,220	$708,544	$2,969,822		$42,887		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) October 31, 2021	BlackRock LifePath® ESG Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,639,535	$—	$—	$2,639,535
Fixed-Income Funds	28,337	—	—	28,337
Money Market Funds	301,950	—	—	301,950

	$2,969,822	$—	$—	$2,969,822

See notes to financial statements.

46	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

October 31, 2021

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$3,264,975	$2,998,083	$3,940,593	$3,574,417
Cash	6	355	462	552
Receivables:
Investments sold	14,028	22,537	27,180	15,858
Securities lending income — affiliated	127	64	69	203
Capital shares sold	—	3,406	200,000	—
From the Administrator	1,652	1,547	1,469	1,616
From the Manager	158	233	325	263

Total assets	3,280,946	3,026,225	4,170,098	3,592,909

LIABILITIES
Collateral on securities loaned, at value	1,019,268	107,719	494,118	1,041,898
Payables:
Investments purchased	17,200	24,204	28,890	17,642
Trustees’ and Officer’s fees	2,283	2,283	2,283	2,283
Professional fees	20	20	20	20
Service fees	26	141	211	32
Other liabilities	2,004	—	—	—

Total liabilities	1,040,801	134,367	525,522	1,061,875

NET ASSETS	$2,240,145	$2,891,858	$3,644,576	$2,531,034

NET ASSETS CONSIST OF
Paid-in capital	$2,016,837	$2,560,314	$3,169,633	$2,058,031
Accumulated earnings	223,308	331,544	474,943	473,003

NET ASSETS	$2,240,145	$2,891,858	$3,644,576	$2,531,034

NET ASSET VALUE
Institutional
Net assets	$111,128	$114,860	$252,860	$148,439

Shares outstanding	10,000	10,000	21,214	12,027

Net asset value	$11.11	$11.49	$11.92	$12.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$128,611	$709,436	$1,245,925	$160,779

Shares outstanding	11,573	61,817	104,633	13,033

Net asset value	$11.11	$11.48	$11.91	$12.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$2,000,406	$2,067,562	$2,145,791	$2,221,816

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$11.11	$11.49	$11.92	$12.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated.	$3,070,465	$2,681,830	$3,484,727	$3,132,950
(b) Securities loaned, at value	$998,604	$104,868	$480,378	$1,019,923

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities  (continued)

October 31, 2021

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$2,866,263	$3,197,182	$3,989,557	$3,900,761
Cash	638	—	—	—
Receivables:
Investments sold	13,596	10,118	8,537	10,118
Securities lending income — affiliated	137	130	139	112
Capital shares sold	9,941	25,649	25,871	25,000
From the Administrator	1,580	1,574	1,591	1,602
From the Manager	334	358	302	284

Total assets	2,892,489	3,235,011	4,025,997	3,937,877

LIABILITIES
Collateral on securities loaned, at value	98,357	374,656	1,258,400	1,230,477
Payables:
Investments purchased	15,626	11,937	10,572	11,952
Trustees’ and Officer’s fees	2,283	2,283	2,283	2,283
Professional fees	20	20	20	20
Service fees	34	67	43	30

Total liabilities	116,320	388,963	1,271,318	1,244,762

NET ASSETS	$2,776,169	$2,846,048	$2,754,679	$2,693,115

NET ASSETS CONSIST OF
Paid-in capital	$2,219,630	$2,220,469	$2,104,042	$2,041,781
Accumulated earnings	556,539	625,579	650,637	651,334

NET ASSETS	$2,776,169	$2,846,048	$2,754,679	$2,693,115

NET ASSET VALUE
Institutional
Net assets	$304,599	$130,595	$132,184	$132,505

Shares outstanding	23,926	10,000	10,000	10,000

Net asset value	$12.73	$13.06	$13.22	$13.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$179,503	$364,624	$243,051	$175,393

Shares outstanding	14,102	27,947	18,397	13,241

Net asset value	$12.73	$13.05	$13.21	$13.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K
Net assets	$2,292,067	$2,350,829	$2,379,444	$2,385,217

Shares outstanding	180,000	180,000	180,000	180,000

Net asset value	$12.73	$13.06	$13.22	$13.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

(a) Investments, at cost — affiliated	$2,336,588	$2,590,519	$3,356,802	$3,271,599
(b) Securities loaned, at value	$95,159	$364,680	$1,231,054	$1,203,706

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

October 31, 2021

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$4,238,721	$2,969,822
Receivables:
Investments sold	5,693	5,060
Securities lending income — affiliated	152	130
Capital shares sold	2,304	—
From the Administrator	1,558	1,601
From the Manager	313	283

Total assets	4,248,741	2,976,896

LIABILITIES
Collateral on securities loaned, at value	1,304,763	294,947
Payables:
Investments purchased	9,267	6,671
Trustees’ and Officer’s fees	2,283	2,283
Professional fees	20	20
Service fees	68	31

Total liabilities	1,316,401	303,952

NET ASSETS	$2,932,340	$2,672,944

NET ASSETS CONSIST OF
Paid-in capital	$2,266,833	$2,020,536
Accumulated earnings	665,507	652,408

NET ASSETS	$2,932,340	$2,672,944

NET ASSET VALUE

Institutional
Net assets	$196,276	$132,495

Shares outstanding	14,816	10,000

Net asset value	$13.25	$13.25

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A
Net assets	$351,074	$155,418

Shares outstanding	26,522	11,735

Net asset value	$13.24	$13.24

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K
Net assets	$2,384,990	$2,385,031

Shares outstanding	180,000	180,000

Net asset value	$13.25	$13.25

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

(a) Investments, at cost — affiliated	$3,588,434	$2,340,448
(b) Securities loaned, at value.	$1,276,246	$286,424

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations

Year Ended October 31, 2021

	BlackRock LifePath® ESG Index Retirement Fund	BlackRock LifePath® ESG Index 2025 Fund	BlackRock LifePath® ESG Index 2030 Fund	BlackRock LifePath® ESG Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$34,876	$41,816	$48,812	$39,053
Securities lending income — affiliated — net	1,734	408	366	2,807

Total investment income	36,610	42,224	49,178	41,860

EXPENSES
Professional	15,159	15,159	15,159	15,159
Trustees and Officer	8,679	8,680	8,681	8,679
Administration — class specific	3,368	4,242	4,999	3,664
Investment advisory	1,082	1,309	1,505	1,177
Service — class specific	298	1,304	2,128	342
Miscellaneous	29	29	29	29

Total expenses	28,615	30,723	32,501	29,050
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(26,738)	(27,777)	(28,831)	(28,014)

Total expenses after fees waived and/or reimbursed	1,877	2,946	3,670	1,036

Net investment income	34,733	39,278	45,508	40,824

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	26,697	13,101	16,971	29,908

	26,697	13,101	16,971	29,908

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	238,091	365,077	512,109	505,142

	238,091	365,077	512,109	505,142

Net realized and unrealized gain	264,788	378,178	529,080	535,050

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$299,521	$417,456	$574,588	$575,874

See notes to financial statements.

50	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (continued)

Year Ended October 31, 2021

	BlackRock LifePath® ESG Index 2040 Fund	BlackRock LifePath® ESG Index 2045 Fund	BlackRock LifePath® ESG Index 2050 Fund	BlackRock LifePath® ESG Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$40,315	$41,042	$40,407	$39,779
Securities lending income — affiliated — net	2,148	2,956	2,557	2,811

Total investment income	42,463	43,998	42,964	42,590

EXPENSES
Professional	15,159	15,159	15,159	15,159
Trustees and Officer	8,679	8,680	8,679	8,679
Administration — class specific	3,800	3,902	3,859	3,796
Investment advisory	1,217	1,247	1,239	1,223
Service — class specific	372	505	414	325
Miscellaneous	29	29	29	29

Total expenses	29,256	29,522	29,379	29,211
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(28,483)	(28,813)	(28,792)	(28,730)

Total expenses after fees waived and/or reimbursed	773	709	587	481

Net investment income	41,690	43,289	42,377	42,109

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	25,417	17,749	16,980	21,367

	25,417	17,749	16,980	21,367

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	600,240	682,622	711,433	708,384

	600,240	682,622	711,433	708,384

Net realized and unrealized gain	625,657	700,371	728,413	729,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$667,347	$743,660	$770,790	$771,860

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (continued)

Year Ended October 31, 2021

	BlackRock LifePath® ESG Index 2060 Fund	BlackRock LifePath® ESG Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$40,873	$39,653
Securities lending income — affiliated — net	3,169	3,234

Total investment income	44,042	42,887

EXPENSES
Professional	15,159	15,159
Trustees and Officer	8,680	8,679
Administration — class specific	3,952	3,804
Investment advisory	1,262	1,225
Service — class specific	503	338
Miscellaneous	29	30

Total expenses	29,585	29,235
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(28,884)	(28,739)

Total expenses after fees waived and/or reimbursed	701	496

Net investment income	43,341	42,391

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	14,339	22,220

	14,339	22,220

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	729,523	708,544

	729,523	708,544

Net realized and unrealized gain	743,862	730,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$787,203	$773,155

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock LifePath® ESG Index Retirement Fund		BlackRock LifePath® ESG Index 2025 Fund

	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,733	$4,892	$39,278	$4,690
Net realized gain	26,697	157	13,101	179
Net change in unrealized appreciation (depreciation)	238,091	(43,581)	365,077	(48,824)

Net increase (decrease) in net assets resulting from operations	299,521	(38,532)	417,456	(43,955)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,704)	(134)	(1,631)	(142)
Investor A	(1,584)	(105)	(7,071)	(114)
Class K	(31,647)	(2,507)	(30,337)	(2,662)

Decrease in net assets resulting from distributions to shareholders	(34,935)	(2,746)	(39,039)	(2,918)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,837	2,000,000	560,314	2,000,000

NET ASSETS
Total increase in net assets	281,423	1,958,722	938,731	1,953,127
Beginning of period	1,958,722	—	1,953,127	—

End of period	$2,240,145	$1,958,722	$2,891,858	$1,953,127

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2030 Fund		BlackRock LifePath® ESG Index 2035 Fund

	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$45,508	$4,611	$40,824	$4,597
Net realized gain (loss)	16,971	40	29,908	(42)
Net change in unrealized appreciation (depreciation)	512,109	(56,243)	505,142	(63,675)

Net increase (decrease) in net assets resulting from operations	574,588	(51,592)	575,874	(59,120)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(1,682)	(151)	(2,185)	(159)
Investor A	(12,001)	(122)	(1,989)	(130)
Class K	(31,281)	(2,816)	(36,328)	(2,960)

Decrease in net assets resulting from distributions to shareholders	(44,964)	(3,089)	(40,502)	(3,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,169,633	2,000,000	58,031	2,000,000

NET ASSETS
Total increase in net assets	1,699,257	1,945,319	593,403	1,937,631
Beginning of period	1,945,319	—	1,937,631	—

End of period	$3,644,576	$1,945,319	$2,531,034	$1,937,631

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2040 Fund		BlackRock LifePath® ESG Index 2045 Fund

	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$41,690	$4,425	$43,289	$4,425
Net realized gain (loss)	25,417	(210)	17,749	(350)
Net change in unrealized appreciation (depreciation)	600,240	(70,565)	682,622	(75,959)

Net increase (decrease) in net assets resulting from operations	667,347	(66,350)	743,660	(71,884)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(2,483)	(166)	(2,030)	(173)
Investor A	(2,112)	(138)	(3,037)	(144)
Class K	(36,459)	(3,100)	(37,598)	(3,215)

Decrease in net assets resulting from distributions to shareholders	(41,054)	(3,404)	(42,665)	(3,532)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	199,630	2,020,000	220,469	2,000,000

NET ASSETS
Total increase in net assets	825,923	1,950,246	921,464	1,924,584
Beginning of period	1,950,246	—	1,924,584	—

End of period	$2,776,169	$1,950,246	$2,846,048	$1,924,584

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2050 Fund		BlackRock LifePath® ESG Index 2055 Fund

	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,377	$4,394	$42,109	$4,413
Net realized gain (loss)	16,980	(388)	21,367	(396)
Net change in unrealized appreciation (depreciation)	711,433	(78,678)	708,384	(79,222)

Net increase (decrease) in net assets resulting from operations	770,790	(74,672)	771,860	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(2,025)	(176)	(2,055)	(177)
Investor A	(2,336)	(148)	(1,885)	(148)
Class K	(37,520)	(3,276)	(37,769)	(3,287)

Decrease in net assets resulting from distributions to shareholders	(41,881)	(3,600)	(41,709)	(3,612)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	104,042	2,000,000	41,781	2,000,000

NET ASSETS
Total increase in net assets	832,951	1,921,728	771,932	1,921,183
Beginning of period	1,921,728	—	1,921,183	—

End of period	$2,754,679	$1,921,728	$2,693,115	$1,921,183

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® ESG Index 2060 Fund		BlackRock LifePath® ESG Index 2065 Fund

	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)	Year Ended 10/31/21	Period from 08/18/20 to 10/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,341	$4,401	$42,391	$4,359
Net realized gain (loss)	14,339	(392)	22,220	(394)
Net change in unrealized appreciation (depreciation)	729,523	(79,236)	708,544	(79,170)

Net increase (decrease) in net assets resulting from operations	787,203	(75,227)	773,155	(75,205)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(2,134)	(177)	(2,051)	(177)
Investor A	(2,890)	(148)	(1,890)	(148)
Class K	(37,832)	(3,288)	(37,986)	(3,290)

Decrease in net assets resulting from distributions to shareholders	(42,856)	(3,613)	(41,927)	(3,615)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	266,833	2,000,000	20,536	2,000,000

NET ASSETS
Total increase in net assets	1,011,180	1,921,160	751,764	1,921,180
Beginning of period	1,921,160	—	1,921,180	—

End of period	$2,932,340	$1,921,160	$2,672,944	$1,921,180

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund

	Institutional

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	1.32			(0.22)

Net increase (decrease) from investment operations	1.49			(0.20)

Distributions(c)
From net investment income	(0.17)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.01)

Net asset value, end of period	$11.11		$9.79

Total Return(e)
Based on net asset value	15.30%		(1.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.35%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.12%		0.05	%(h)

Net investment income	1.57%		1.17	%(h)

Supplemental Data
Net assets, end of period (000)	$111		$98

Portfolio turnover rate	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.13%		0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)

	Investor A

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.14		0.02
Net realized and unrealized gain (loss)	1.32			(0.22)

Net increase (decrease) from investment operations	1.46			(0.20)

Distributions(c)
From net investment income	(0.14)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.14)			(0.01)

Net asset value, end of period	$11.11		$9.79

Total Return(e)
Based on net asset value	15.02%		(2.00	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.60%		2.22	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.37%		0.29	%(h)

Net investment income	1.32%		0.94	%(h)

Supplemental Data
Net assets, end of period (000)	$129		$98

Portfolio turnover rate	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.13%		0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index Retirement Fund (continued)

	Class K

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.79		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	1.32			(0.22)

Net increase (decrease) from investment operations	1.49			(0.20)

Distributions(c)
From net investment income	(0.17)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.01)

Net asset value, end of period	$11.11		$9.79

Total Return(e)
Based on net asset value	15.35%		(1.96	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.30%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.07%		—	%(h)

Net investment income	1.62%		1.23	%(h)

Supplemental Data
Net assets, end of period (000)	$2,000		$1,763

Portfolio turnover rate	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.13%		0.21%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund

	Institutional

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.77		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	1.71			(0.24)

Net increase (decrease) from investment operations	1.88			(0.22)

Distributions(c)
From net investment income	(0.16)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.16)			(0.01)

Net asset value, end of period	$11.49		$9.77

Total Return(e)
Based on net asset value	19.36%		(2.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.17%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.10%		0.05	%(h)

Net investment income	1.52%		1.12	%(h)

Supplemental Data
Net assets, end of period (000)	$115		$98

Portfolio turnover rate.	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.15%		0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)

	Investor A

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.76		$10.00

Net investment income(b)	0.14		0.02
Net realized and unrealized gain (loss)	1.72			(0.25)

Net increase (decrease) from investment operations	1.86			(0.23)

Distributions(c)
From net investment income	(0.14)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.14)			(0.01)

Net asset value, end of period	$11.48		$9.76

Total Return(e)
Based on net asset value	19.19%		(2.29	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.36%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%		0.30	%(h)

Net investment income	1.22%		0.87	%(h)

Supplemental Data
Net assets, end of period (000)	$709		$98

Portfolio turnover rate	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.15%		0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2025 Fund (continued)

	Class K

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.77		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	1.72			(0.24)

Net increase (decrease) from investment operations	1.89			(0.22)

Distributions(c)
From net investment income	(0.17)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.01)

Net asset value, end of period	$11.49		$9.77

Total Return(e)
Based on net asset value	19.42%		(2.15	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.12%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.05%		—	%(h)

Net investment income	1.57%		1.18	%(h)

Supplemental Data
Net assets, end of period (000)	$2,068		$1,758

Portfolio turnover rate	12%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.15%		0.23%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund

	Institutional

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.73		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	2.19			(0.27)

Net increase (decrease) from investment operations	2.36			(0.25)

Distributions(c)
From net investment income	(0.17)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.02)

Net asset value, end of period	$11.92		$9.73

Total Return(e)
Based on net asset value	24.34%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.05%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.08%		0.05	%(h)

Net investment income	1.47%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$253		$97

Portfolio turnover rate.	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.17%		0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)

	Investor A

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.72		$10.00

Net investment income(b)	0.15		0.02
Net realized and unrealized gain (loss)	2.19			(0.29)

Net increase (decrease) from investment operations	2.34			(0.27)

Distributions(c)
From net investment income	(0.15)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.15)			(0.01)

Net asset value, end of period	$11.91		$9.72

Total Return(e)
Based on net asset value	24.17%		(2.68	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.25%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.33%		0.30	%(h)

Net investment income	1.31%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$1,246		$97

Portfolio turnover rate	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.17%		0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2030 Fund (continued)

	Class K

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.73		$10.00

Net investment income(b)	0.18		0.02
Net realized and unrealized gain (loss)	2.18			(0.27)

Net increase (decrease) from investment operations	2.36			(0.25)

Distributions(c)
From net investment income	(0.17)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.02)

Net asset value, end of period	$11.92		$9.73

Total Return(e)
Based on net asset value	24.40%		(2.55	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.01%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.04%		—	%(h)

Net investment income	1.60%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$2,146		$1,751

Portfolio turnover rate	11%			1%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.17%		0.24%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

66	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund

	Institutional

			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.20		0.02
Net realized and unrealized gain (loss)	2.65			(0.31)

Net increase (decrease) from investment operations	2.85			(0.29)

Distributions(c)
From net investment income	(0.20)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.20)			(0.02)

Net asset value, end of period	$12.34		$9.69

Total Return(e)
Based on net asset value	29.53%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.26%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.07%		0.05	%(h)

Net investment income	1.70%		1.10	%(h)

Supplemental Data
Net assets, end of period (000)	$148		$97

Portfolio turnover rate	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.18%		0.26%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)

	Investor A
			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	2.65			(0.32)

Net increase (decrease) from investment operations	2.82			(0.30)

Distributions(c)
From net investment income	(0.17)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.01)

Net asset value, end of period	$12.34		$9.69

Total Return(e)
Based on net asset value	29.24%		(2.97	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.50%		2.23	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.32%		0.30	%(h)

Net investment income	1.47%		0.85	%(h)

Supplemental Data
Net assets, end of period (000)	$161		$97

Portfolio turnover rate	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.18%		0.26%

(h)	Annualized.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

68	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2035 Fund (continued)

	Class K
			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.69		$10.00

Net investment income(b)	0.20		0.02
Net realized and unrealized gain (loss)	2.65			(0.31)

Net increase (decrease) from investment operations	2.85			(0.29)

Distributions(c)
From net investment income	(0.20)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.20)			(0.02)

Net asset value, end of period	$12.34		$9.69

Total Return(e)
Based on net asset value	29.59%		(2.94	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.22%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.02%		—	%(h)

Net investment income	1.75%		1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$2,222		$1,744

Portfolio turnover rate	11%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.18%		0.26%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund

	Institutional
			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.19		0.02
Net realized and unrealized gain (loss)	3.09			(0.35)

Net increase (decrease) from investment operations	3.28			(0.33)

Distributions(c)
From net investment income	(0.20)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.20)			(0.02)

Net asset value, end of period	$12.73		$9.65

Total Return(e)
Based on net asset value	34.16%		(3.34	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.20%		1.98	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.06%		0.05	%(h)

Net investment income	1.60%		1.06	%(h)

Supplemental Data
Net assets, end of period (000)	$305		$97

Portfolio turnover rate	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.19%		0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

70	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)

	Investor A
			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.17		0.02
Net realized and unrealized gain (loss)	3.08			(0.36)

Net increase (decrease) from investment operations	3.25			(0.34)

Distributions(c)
From net investment income	(0.17)			(0.01)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.17)			(0.01)

Net asset value, end of period	$12.73		$9.65

Total Return(e)
Based on net asset value	33.83%		(3.36	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.48%		2.24	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.31%		0.30	%(h)

Net investment income	1.43%		0.81	%(h)

Supplemental Data
Net assets, end of period (000)	$180		$116

Portfolio turnover rate	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.19%		0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.93%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2040 Fund (continued)

	Class K
			Period from
	Year Ended		08/18/20	(a)
	10/31/21		to 10/31/20

Net asset value, beginning of period	$9.65		$10.00

Net investment income(b)	0.21		0.02
Net realized and unrealized gain (loss)	3.07			(0.35)

Net increase (decrease) from investment operations	3.28			(0.33)

Distributions(c)
From net investment income	(0.20)			(0.02)
From net realized gain	(0.00	)(d)	—

Total distributions	(0.20)			(0.02)

Net asset value, end of period	$12.73		$9.65

Total Return(e)
Based on net asset value	34.20%		(3.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	1.18%		1.93	%(h)(i)

Total expenses after fees waived and/or reimbursed	0.01%		—	%(h)

Net investment income	1.74%		1.11	%(h)

Supplemental Data
Net assets, end of period (000)	$2,292		$1,737

Portfolio turnover rate	10%			2%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.19%		0.28%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

72	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund

	Institutional
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.43		(0.38)

Net increase (decrease) from investment operations	3.64		(0.36)

Distributions from net investment income(c)	(0.20)		(0.02)

Net asset value, end of period	$13.06	$9.62

Total Return(d)
Based on net asset value	38.08%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)

Net investment income	1.72%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$131	$96

Portfolio turnover rate	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%	0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

	Investor A
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.17	0.02
Net realized and unrealized gain (loss)	3.44		(0.39)

Net increase (decrease) from investment operations	3.61		(0.37)

Distributions from net investment income(c)	(0.18)		(0.01)

Net asset value, end of period	$13.05	$9.62

Total Return(d)
Based on net asset value	37.74%	(3.66	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.42%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30	%(g)

Net investment income	1.40%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$365	$96

Portfolio turnover rate	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

74	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2045 Fund (continued)

	Class K
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.62	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.44		(0.38)

Net increase (decrease) from investment operations	3.65		(0.36)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.06	$9.62

Total Return(d)
Based on net asset value	38.15%	(3.63	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—	%(g)

Net investment income	1.77%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,351	$1,732

Portfolio turnover rate	11%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund

	Institutional
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.20	0.02
Net realized and unrealized gain (loss)	3.61		(0.39)

Net increase (decrease) from investment operations	3.81		(0.37)

Distributions from net investment income(c)	(0.20)		(0.02)

Net asset value, end of period	$13.22	$9.61

Total Return(d)
Based on net asset value	39.90%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.21%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)

Net investment income	1.68%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$132	$96

Portfolio turnover rate	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Investor A
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.17	0.02
Net realized and unrealized gain (loss)	3.61		(0.40)

Net increase (decrease) from investment operations	3.78		(0.38)

Distributions from net investment income(c)	(0.18)		(0.01)

Net asset value, end of period	$13.21	$9.61

Total Return(d)
Based on net asset value	39.49%	(3.76	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.44%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30	%(g)

Net investment income	1.41%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$243	$96

Portfolio turnover rate	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2050 Fund (continued)

	Class K
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.61		(0.39)

Net increase (decrease) from investment operations	3.82		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.22	$9.61

Total Return(d)
Based on net asset value	39.96%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.16%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—	%(g)

Net investment income	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,379	$1,730

Portfolio turnover rate	8%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.29%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund

	Institutional
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.63		(0.39)

Net increase (decrease) from investment operations	3.84		(0.37)

Distributions from net investment income(c)	(0.20)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.22%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)

Net investment income	1.69%	1.06	%(g)

Supplemental Data
Net assets, end of period (000)	$133	$96

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Investor A
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.18	0.02
Net realized and unrealized gain (loss)	3.65		(0.41)

Net increase (decrease) from investment operations	3.83		(0.39)

Distributions from net investment income(c)	(0.18)		(0.01)

Net asset value, end of period	$13.25	$9.60

Total Return(d)
Based on net asset value	40.05%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30	%(g)

Net investment income	1.44%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$175	$96

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2055 Fund (continued)

	Class K
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.64		(0.39)

Net increase (decrease) from investment operations	3.85		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.29%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.18%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—	%(g)

Net investment income	1.74%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,385	$1,729

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund

	Institutional
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.20	0.02
Net realized and unrealized gain (loss)	3.65		(0.39)

Net increase (decrease) from investment operations	3.85		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.19%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)

Net investment income	1.66%	1.05	%(g)

Supplemental Data
Net assets, end of period (000)	$196	$96

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Investor A
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.18	0.02
Net realized and unrealized gain (loss)	3.64		(0.41)

Net increase (decrease) from investment operations	3.82		(0.39)

Distributions from net investment income(c)	(0.18)		(0.01)

Net asset value, end of period	$13.24	$9.60

Total Return(d)
Based on net asset value	40.02%	(3.86	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.41%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30	%(g)

Net investment income	1.42%	0.81	%(g)

Supplemental Data
Net assets, end of period (000)	$351	$96

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2060 Fund (continued)

	Class K
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.64		(0.39)

Net increase (decrease) from investment operations	3.85		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.30%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.15%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—	%(g)

Net investment income	1.75%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$2,385	$1,729

Portfolio turnover rate	9%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund

	Institutional
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.64		(0.39)

Net increase (decrease) from investment operations	3.85		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.24%	(3.73	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.22%	1.98	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%	0.05	%(g)

Net investment income	1.70%	1.04	%(g)

Supplemental Data
Net assets, end of period (000)	$132	$96

Portfolio turnover rate	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.66%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Investor A
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.60	$10.00

Net investment income(b)	0.17	0.02
Net realized and unrealized gain (loss)	3.65		(0.41)

Net increase (decrease) from investment operations	3.82		(0.39)

Distributions from net investment income(c)	(0.18)		(0.01)

Net asset value, end of period	$13.24	$9.60

Total Return(d)
Based on net asset value	39.95%	(3.85	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.47%	2.23	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.30%	0.30	%(g)

Net investment income	1.43%	0.80	%(g)

Supplemental Data
Net assets, end of period (000)	$155	$96

Portfolio turnover rate	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.91%.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® ESG Index 2065 Fund (continued)

	Class K
		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Net asset value, beginning of period	$9.61	$10.00

Net investment income(b)	0.21	0.02
Net realized and unrealized gain (loss)	3.64		(0.39)

Net increase (decrease) from investment operations	3.85		(0.37)

Distributions from net investment income(c)	(0.21)		(0.02)

Net asset value, end of period	$13.25	$9.61

Total Return(d)
Based on net asset value	40.31%	(3.72	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.17%	1.93	%(g)(h)

Total expenses after fees waived and/or reimbursed	—%	—	%(g)

Net investment income	1.75%	1.10	%(g)

Supplemental Data
Net assets, end of period (000)	$2,385	$1,729

Portfolio turnover rate	10%		3%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

		Period from
	Year Ended	08/18/20	(a)
	10/31/21	to 10/31/20

Investments in underlying funds	0.20%		0.30%

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.61%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® ESG Index Retirement Fund	LifePath ESG Index Retirement Fund	Diversified
BlackRock LifePath® ESG Index 2025 Fund	LifePath ESG Index 2025 Fund	Diversified
BlackRock LifePath® ESG Index 2030 Fund	LifePath ESG Index 2030 Fund	Diversified
BlackRock LifePath® ESG Index 2035 Fund	LifePath ESG Index 2035 Fund	Diversified
BlackRock LifePath® ESG Index 2040 Fund	LifePath ESG Index 2040 Fund	Diversified
BlackRock LifePath® ESG Index 2045 Fund	LifePath ESG Index 2045 Fund	Diversified
BlackRock LifePath® ESG Index 2050 Fund	LifePath ESG Index 2050 Fund	Diversified
BlackRock LifePath® ESG Index 2055 Fund	LifePath ESG Index 2055 Fund	Diversified
BlackRock LifePath® ESG Index 2060 Fund	LifePath ESG Index 2060 Fund	Diversified
BlackRock LifePath® ESG Index 2065 Fund	LifePath ESG Index 2065 Fund	Diversified

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege

Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared quarterly and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

88	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan

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Notes to Financial Statements  (continued)

and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

	Securities	Cash Collateral	Net
Fund Name/Counterparty	Loaned at Value	Received (a)	Amount

LifePath ESG Index Retirement Fund
Barclays Bank PLC	$32,864	$(32,864)	$—
BofA Securities, Inc.	965,740	(965,740)	—

	$998,604	$(998,604)	$—

LifePath ESG Index 2025 Fund
Barclays Bank PLC	$55,968	$(55,968)	$—
Barclays Capital, Inc.	48,900	(48,900)	—

	$104,868	$(104,868)	$—

LifePath ESG Index 2030 Fund
Barclays Bank PLC	$480,378	$(480,378)	$—

LifePath ESG Index 2035 Fund
Barclays Bank PLC	$75,030	$(75,030)	$—
BofA Securities, Inc.	944,893	(944,893)	—

	$1,019,923	$(1,019,923)	$—

LifePath ESG Index 2040 Fund
Barclays Bank PLC	$1,754	$(1,754)	$—
BofA Securities, Inc.	93,405	(93,405)	—

	$95,159	$(95,159)	$—

LifePath ESG Index 2045 Fund
Barclays Bank PLC	$112,011	$(112,011)	$—
BofA Securities, Inc.	252,669	(252,669)	—

	$364,680	$(364,680)	$—

LifePath ESG Index 2050 Fund
Barclays Bank PLC	$115,366	$(115,366)	$—
BofA Securities, Inc.	1,115,688	(1,115,688)	—

	$1,231,054	$(1,231,054)	$—

LifePath ESG Index 2055 Fund
Barclays Bank PLC	$113,231	$(113,231)	$—
BofA Securities, Inc.	1,090,475	(1,090,475)	—

	$1,203,706	$(1,203,706)	$—

LifePath ESG Index 2060 Fund
Barclays Bank PLC	$126,575	$(126,575)	$—
BofA Securities, Inc.	1,149,671	(1,149,671)	—

	$1,276,246	$(1,276,246)	$—

LifePath ESG Index 2065 Fund
Barclays Bank PLC	$115,214	$(115,214)	$—
BofA Securities, Inc.	171,210	(171,210)	—

	$286,424	$(286,424)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the

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Notes to Financial Statements  (continued)

collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended October 31, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A

LifePath ESG Index Retirement Fund	$ 298
LifePath ESG Index 2025 Fund	1,304
LifePath ESG Index 2030 Fund	2,128
LifePath ESG Index 2035 Fund	342
LifePath ESG Index 2040 Fund	372
LifePath ESG Index 2045 Fund	505
LifePath ESG Index 2050 Fund	414
LifePath ESG Index 2055 Fund	325
LifePath ESG Index 2060 Fund	503
LifePath ESG Index 2065 Fund	338

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL is entitled to receive for these administrative services an annual fee of 0.20% based on the average daily net assets of each Fund’s Institutional and Investor A Shares and 0.15% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

For the year ended October 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total

LifePath ESG Index Retirement Fund	$ 216	$ 239	$ 2,913	$ 3,368
LifePath ESG Index 2025 Fund	221	1,043	2,978	4,242
LifePath ESG Index 2030 Fund	239	1,702	3,058	4,999
LifePath ESG Index 2035 Fund	259	273	3,132	3,664
LifePath ESG Index 2040 Fund	302	297	3,201	3,800
LifePath ESG Index 2045 Fund	241	404	3,257	3,902
LifePath ESG Index 2050 Fund	243	331	3,285	3,859
LifePath ESG Index 2055 Fund	246	260	3,290	3,796
LifePath ESG Index 2060 Fund	259	403	3,290	3,952
LifePath ESG Index 2065 Fund	244	270	3,290	3,804

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Notes to Financial Statements  (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through February 28, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$4
LifePath ESG Index 2025 Fund	7
LifePath ESG Index 2030 Fund	9
LifePath ESG Index 2035 Fund	3
LifePath ESG Index 2040 Fund	4
LifePath ESG Index 2045 Fund	5
LifePath ESG Index 2050 Fund	5
LifePath ESG Index 2055 Fund	4
LifePath ESG Index 2060 Fund	5
LifePath ESG Index 2065 Fund	4

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through February 28, 2022. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$2,896
LifePath ESG Index 2025 Fund	3,931
LifePath ESG Index 2030 Fund	4,982
LifePath ESG Index 2035 Fund	4,173
LifePath ESG Index 2040 Fund	4,641
LifePath ESG Index 2045 Fund	4,969
LifePath ESG Index 2050 Fund	4,948
LifePath ESG Index 2055 Fund	4,888
LifePath ESG Index 2060 Fund	5,040
LifePath ESG Index 2065 Fund	4,896

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA have contractually agreed to reimburse the Funds or provide an offsetting credit for such Independent Expenses through February 28, 2031. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2021, the Funds waived the following amounts:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager

LifePath ESG Index Retirement Fund	$23,838
LifePath ESG Index 2025 Fund	23,839
LifePath ESG Index 2030 Fund	23,840
LifePath ESG Index 2035 Fund	23,838
LifePath ESG Index 2040 Fund	23,838
LifePath ESG Index 2045 Fund	23,839
LifePath ESG Index 2050 Fund	23,839
LifePath ESG Index 2055 Fund	23,838
LifePath ESG Index 2060 Fund	23,839
LifePath ESG Index 2065 Fund	23,839

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Notes to Financial Statements  (continued)

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts

LifePath ESG Index Retirement Fund	$449
LifePath ESG Index 2025 Fund	107
LifePath ESG Index 2030 Fund	105
LifePath ESG Index 2035 Fund	743
LifePath ESG Index 2040 Fund	625
LifePath ESG Index 2045 Fund	775
LifePath ESG Index 2050 Fund	693
LifePath ESG Index 2055 Fund	752
LifePath ESG Index 2060 Fund	836
LifePath ESG Index 2065 Fund	841

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

6.	PURCHASES AND SALES

For the year ended October 31, 2021, purchases and sales of investments in the Underlying Funds, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

LifePath ESG Index Retirement Fund	$245,875	$228,741
LifePath ESG Index 2025 Fund	857,374	302,174
LifePath ESG Index 2030 Fund	1,278,384	311,716
LifePath ESG Index 2035 Fund	305,950	249,685
LifePath ESG Index 2040 Fund	452,624	245,159
LifePath ESG Index 2045 Fund	454,230	261,956

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

Fund Name	Purchases	Sales

LifePath ESG Index 2050 Fund	$278,416	$202,086
LifePath ESG Index 2055 Fund	233,715	219,245
LifePath ESG Index 2060 Fund	476,320	214,494
LifePath ESG Index 2065 Fund	264,359	246,157

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

Fund Name	Year Ended 10/31/21	Year Ended 10/31/20

LifePath ESG Index Retirement Fund
Ordinary income	$34,935	$2,746

LifePath ESG Index 2025 Fund
Ordinary income	39,039	2,918

LifePath ESG Index 2030 Fund
Ordinary income	44,964	3,089

LifePath ESG Index 2035 Fund
Ordinary income	40,502	3,249

LifePath ESG Index 2040 Fund
Ordinary income	41,054	3,404

LifePath ESG Index 2045 Fund
Ordinary income	42,665	3,532

LifePath ESG Index 2050 Fund
Ordinary income	41,881	3,600

LifePath ESG Index 2055 Fund
Ordinary income	41,709	3,612

LifePath ESG Index 2060 Fund
Ordinary income	42,856	3,613

LifePath ESG Index 2065 Fund
Ordinary income	$41,927	$3,615

As of October 31, 2021, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total

LifePath ESG Index Retirement Fund	$22,241	$7,239	$193,828	$223,308
LifePath ESG Index 2025 Fund	14,708	1,253	315,583	331,544
LifePath ESG Index 2030 Fund	18,947	889	455,107	474,943
LifePath ESG Index 2035 Fund	24,555	7,479	440,969	473,003
LifePath ESG Index 2040 Fund	27,156	332	529,051	556,539
LifePath ESG Index 2045 Fund	19,842	199	605,538	625,579
LifePath ESG Index 2050 Fund	17,589	1,176	631,872	650,637
LifePath ESG Index 2055 Fund	20,817	2,196	628,321	651,334
LifePath ESG Index 2060 Fund	16,408	28	649,071	665,507
LifePath ESG Index 2065 Fund	20,845	2,822	628,741	652,408

(a)	The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

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Notes to Financial Statements  (continued)

During the year ended October 31, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforward:

Fund Name	Amounts

LifePath ESG Index 2045 Fund	$49
LifePath ESG Index 2050 Fund	63
LifePath ESG Index 2055 Fund	95
LifePath ESG Index 2060 Fund	91
LifePath ESG Index 2065 Fund	93

As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

LifePath ESG Index Retirement Fund	$3,071,147	$223,677	$(29,849)	$193,828
LifePath ESG Index 2025 Fund	2,682,500	342,576	(26,993)	315,583
LifePath ESG Index 2030 Fund	3,485,486	477,187	(22,080)	455,107
LifePath ESG Index 2035 Fund	3,133,448	453,123	(12,154)	440,969
LifePath ESG Index 2040 Fund	2,337,212	536,274	(7,223)	529,051
LifePath ESG Index 2045 Fund	2,591,644	608,207	(2,669)	605,538
LifePath ESG Index 2050 Fund	3,357,685	632,717	(845)	631,872
LifePath ESG Index 2055 Fund	3,272,440	628,835	(514)	628,321
LifePath ESG Index 2060 Fund	3,589,650	649,644	(573)	649,071
LifePath ESG Index 2065 Fund	2,341,081	629,387	(646)	628,741

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. For the year ended October 31, 2021, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index Retirement Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	1,560	$16,700	10,001	$100,010
Shares issued in reinvestment of distributions	13	137	—	—
Shares redeemed	—	—	(1)	(10)

	1,573	$16,837	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	1,573	$16,837	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2025 Fund
Institutional
Shares sold	—	$—	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	52,814	$571,202	10,001	$100,010
Shares issued in reinvestment of distributions	507	5,612	—	—
Shares redeemed	(1,504)	(16,500)	(1)	(10)

	51,817	$560,314	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	51,817	$560,314	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2030 Fund
Institutional
Shares sold	11,214	$130,640	10,001	$100,010
Shares redeemed	—	—	(1)	(10)

	11,214	$130,640	10,000	$100,000

96	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2030 Fund (continued)
Investor A
Shares sold	94,061	$1,032,718	10,001	$100,010
Shares issued in reinvestment of distributions	929	10,504	—	—
Shares redeemed	(357)	(4,229)	(1)	(10)

	94,633	$1,038,993	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	105,847	$1,169,633	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2035 Fund
Institutional
Shares sold	2,008	$23,461	10,001	$100,010
Shares issued in reinvestment of distributions	19	222	—	—
Shares redeemed	—	—	(1)	(10)

	2,027	$23,683	10,000	$100,000

Investor A
Shares sold	3,009	$34,061	10,001	$100,010
Shares issued in reinvestment of distributions	24	287	—	—
Shares redeemed	—	—	(1)	(10)

	3,033	$34,348	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	5,060	$58,031	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2040 Fund
Institutional
Shares sold	13,892	$174,199	10,001	$100,010
Shares issued in reinvestment of distributions	40	493	—	—
Shares redeemed	(6)	(73)	(1)	(10)

	13,926	$174,619	10,000	$100,000

Investor A
Shares sold	1,993	$24,591	12,074	$120,010
Shares issued in reinvestment of distributions	36	420	—	—
Shares redeemed	—	—	(1)	(10)

	2,029	$25,011	12,073	$120,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	15,955	$199,630	202,073	$2,020,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2045 Fund
Institutional
Shares sold	1,112	$13,000	10,001	$100,010
Shares redeemed	(1,112)	(13,000)	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	19,991	$246,199	10,001	$100,010
Shares issued in reinvestment of distributions	98	1,218	—	—
Shares redeemed	(2,142)	(26,948)	(1)	(10)

	17,947	$220,469	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	17,947	$220,469	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2050 Fund
Institutional
Shares sold	146	$1,835	10,001	$100,010
Shares redeemed	(146)	(1,835)	(1)	(10)

	—	$—	10,000	$100,000

Investor A
Shares sold	8,358	$103,542	10,001	$100,010
Shares issued in reinvestment of distributions	45	574	—	—
Shares redeemed	(6)	(74)	(1)	(10)

	8,397	$104,042	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	8,397	$104,042	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2055 Fund
Institutional
Shares sold	198	$2,417	10,001	$100,010
Shares issued in reinvestment of distributions	2	17	—	—
Shares redeemed	(200)	(2,603)	(1)	(10)

	—	$(169)	10,000	$100,000

Investor A
Shares sold	3,232	$41,836	10,001	$100,010
Shares issued in reinvestment of distributions	10	129	—	—
Shares redeemed	(1)	(15)	(1)	(10)

	3,241	$41,950	10,000	$100,000

98	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2055 Fund (continued)
Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	3,241	$41,781	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2060 Fund
Institutional
Shares sold	4,812	$62,267	10,001	$100,010
Shares issued in reinvestment of distributions	6	81	—	—
Shares redeemed	(2)	(27)	(1)	(10)

	4,816	$62,321	10,000	$100,000

Investor A
Shares sold	16,450	$203,600	10,001	$100,010
Shares issued in reinvestment of distributions	84	1,065	—	—
Shares redeemed	(12)	(153)	(1)	(10)

	16,522	$204,512	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	21,338	$266,833	200,000	$2,000,000

	Year Ended 10/31/21		Period from 08/18/20(a) to 10/31/20

Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath ESG Index 2065 Fund
Institutional
Shares sold	61	$729	10,001	$100,010
Shares redeemed	(61)	(765)	(1)	(10)

	—	$(36)	10,000	$100,000

Investor A
Shares sold	2,584	$31,137	10,001	$100,010
Shares issued in reinvestment of distributions	10	124	—	—
Shares redeemed	(859)	(10,689)	(1)	(10)

	1,735	$20,572	10,000	$100,000

Class K
Shares sold	—	$—	180,001	$1,800,010
Shares redeemed	—	—	(1)	(10)

	—	$—	180,000	$1,800,000

	1,735	$20,536	200,000	$2,000,000

(a)	Commencement of operations.

As of October 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Class K	Total

LifePath ESG Index Retirement Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2025 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2030 Fund	10,000	10,000	180,000	200,000

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (continued)

Fund Name	Institutional	Investor A	Class K	Total

LifePath ESG Index 2035 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2040 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2045 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2050 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2055 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2060 Fund	10,000	10,000	180,000	200,000
LifePath ESG Index 2065 Fund	10,000	10,000	180,000	200,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

100	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock LifePath® ESG Index Retirement Fund, BlackRock LifePath® ESG Index 2025 Fund, BlackRock LifePath® ESG Index 2030 Fund, BlackRock LifePath® ESG Index 2035 Fund, BlackRock LifePath® ESG Index 2040 Fund, BlackRock LifePath® ESG Index 2045 Fund, BlackRock LifePath® ESG Index 2050 Fund, BlackRock LifePath® ESG Index 2055 Fund, BlackRock LifePath® ESG Index 2060 Fund and BlackRock LifePath® ESG Index 2065 Fund (ten of the funds constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, and the statements of changes in net assets and the financial highlights for the year ended October 31, 2021 and for the period August 18, 2020 (commencement of operations) through October 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year ended October 31, 2021, and the changes in each of their net assets and each of the financial highlights for the year ended October 31, 2021 and for the period August 18, 2020 (commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	101

Important Tax Information  (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended October 31, 2021:

Fund Name	Qualified Dividend Income

LifePath ESG Index Retirement Fund	$5,227
LifePath ESG Index 2025 Fund	13,950
LifePath ESG Index 2030 Fund	21,454
LifePath ESG Index 2035 Fund	14,177
LifePath ESG Index 2040 Fund	21,305
LifePath ESG Index 2045 Fund	13,596
LifePath ESG Index 2050 Fund	22,344
LifePath ESG Index 2055 Fund	13,535
LifePath ESG Index 2060 Fund	18,963
LifePath ESG Index 2065 Fund	21,984

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended October 31, 2021:

Fund Name	Qualified Business Income

LifePath ESG Index Retirement Fund	$1,092
LifePath ESG Index 2025 Fund	1,378
LifePath ESG Index 2030 Fund	2,110
LifePath ESG Index 2035 Fund	1,868
LifePath ESG Index 2040 Fund	2,223
LifePath ESG Index 2045 Fund	2,508
LifePath ESG Index 2050 Fund	2,548
LifePath ESG Index 2055 Fund	2,551
LifePath ESG Index 2060 Fund	2,653
LifePath ESG Index 2065 Fund	2,538

The LifePath ESG Index Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended October 31, 2021:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid

LifePath ESG Index Retirement Fund	$4,406	$333
LifePath ESG Index 2025 Fund	7,888	647
LifePath ESG Index 2030 Fund	10,896	913
LifePath ESG Index 2035 Fund	9,120	717
LifePath ESG Index 2040 Fund	11,580	931
LifePath ESG Index 2045 Fund	11,193	1,064
LifePath ESG Index 2050 Fund	9,614	964
LifePath ESG Index 2055 Fund	10,776	998
LifePath ESG Index 2060 Fund	11,208	1,090
LifePath ESG Index 2065 Fund	10,386	1,038

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2021:

Fund Name	Federal Obligation Interest

LifePath ESG Index Retirement Fund	$7,272
LifePath ESG Index 2025 Fund	9,719
LifePath ESG Index 2030 Fund	9,070
LifePath ESG Index 2035 Fund	4,947
LifePath ESG Index 2040 Fund	3,230
LifePath ESG Index 2045 Fund	1,417
LifePath ESG Index 2050 Fund	435
LifePath ESG Index 2055 Fund	172
LifePath ESG Index 2060 Fund	144
LifePath ESG Index 2065 Fund	70

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

102	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended October 31, 2021 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction

LifePath ESG Index Retirement Fund	12.00%
LifePath ESG Index 2025 Fund	18.86
LifePath ESG Index 2030 Fund	22.01
LifePath ESG Index 2035 Fund	19.83
LifePath ESG Index 2040 Fund	24.37
LifePath ESG Index 2045 Fund	24.53
LifePath ESG Index 2050 Fund	21.45
LifePath ESG Index 2055 Fund	26.14
LifePath ESG Index 2060 Fund	24.77
LifePath ESG Index 2065 Fund	22.38

The LifePath ESG Index Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2021:

Fund Name	Interest Related Dividends	Qualified Short-Term Capital Gains

LifePath ESG Index Retirement Fund	$13,999	$227
LifePath ESG Index 2025 Fund	16,677	211
LifePath ESG Index 2030 Fund	14,816	215
LifePath ESG Index 2035 Fund	8,028	211
LifePath ESG Index 2040 Fund	4,888	72
LifePath ESG Index 2045 Fund	2,102	—
LifePath ESG Index 2050 Fund	610	—
LifePath ESG Index 2055 Fund	292	—
LifePath ESG Index 2060 Fund	279	—
LifePath ESG Index 2065 Fund	217	—

I M P O R T A N T T A X I N F O R M A T I O N	103

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	30 RICs consisting of 157 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	30 RICs consisting of 157 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020.	30 RICs consisting of 157 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	30 RICs consisting of 157 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	30 RICs consisting of 157 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School, from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	30 RICs consisting of 157 Portfolios	None

104	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	30 RICs consisting of 157 Portfolios	Hertz Global Holdings (car rental); Sealed Air Corp. (packaging); GrafTech International Ltd. (materials manufacturing); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020.

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	30 RICs consisting of 157 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	30 RICs consisting of 157 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	30 RICs consisting of 157 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	105

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	30 RICs consisting of 157 Portfolios	None

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	30 RICs consisting of 157 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	104 RICs consisting of 260 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	106 RICs consisting of 262 Portfolios	None
(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

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Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)

Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	107

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the LifePath ESG Index Funds

400 Howard Street

San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	109

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPESG-10/21-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2030 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2035 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2040 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2045 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0

BlackRock LifePath® ESG Index 2050 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2055 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2060 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index 2065 Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0
BlackRock LifePath® ESG Index Retirement Fund	$15,100	$13,590	$0	$0	$7,000	$7,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® ESG Index 2025 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2030 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2035 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2040 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2045 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2050 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2055 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2060 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index 2065 Fund	$7,000	$7,000
BlackRock LifePath® ESG Index Retirement Fund	$7,000	$7,000

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: January 4, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: January 4, 2022